Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	€ 629,339	€ (94,626)
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	61,681,886	60,018,550
Dilution effects from warrants and RSUs	2,840,062
Weighted average number of ordinary shares, diluted earnings per share	64,521,948	60,018,550
Basic earnings per share	€ 10.2	€ (1.58)
Diluted earnings per share	€ 9.75	€ (1.58)